Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001972234
Document Type	S-1/A
Entity Registrant Name	VENHUB GLOBAL, INC.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-294588) of VenHub Global, Inc. (the “Company”), as originally filed with the Securities and Exchange Commission (the “SEC”) on March 24, 2026 (the “Registration Statement”), is being filed pursuant to a limited review by the SEC Division of Corporate Finance, primarily to clarify and update certain Risk Factors, update Recent Sales of Unregistered Securities pursuant to Item 701 of Regulation S-K, clarify the number of shares being registered herein, and incorporate certain Company filings by reference throughout.The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional shares are being registered pursuant to this Pre-Effective Amendment No. 1, and the Company does not anticipate any additional applicable registration fees pursuant to the filing of this Pre-Effective Amendment No. 1.
Amendment Flag	true